UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10 f/k/a Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Mid-Cap Value Fund

(Formerly known as Dryden Mid-Cap Value Fund)

Fund Type Mid-cap stock Objective Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Mid Cap Value Fund to the Prudential Mid-Cap Value Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Mid-Cap Value Fund

Prudential Mid-Cap Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.63%; Class B, 2.33%; Class C, 2.33%; Class L, 1.83%; Class M, 2.33%; Class X, 2.33%; Class Z, 1.33%. Net operating expenses: Class A, 1.58%; Class B, 2.33%; Class C, 2.33%; Class L, 1.83%; Class M, 1.58%; Class X, 1.58%; Class Z, 1.33%, after contractual reduction for Class A through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	23.95%	53.14%	28.83%	N/A	39.53% (4/12/04)
Class B	23.51	52.18	24.24	N/A	33.37 (4/12/04)
Class C	23.59	52.00	24.18	100.79%	—
Class L	23.85	52.95	27.29	110.94	—
Class M	24.09	53.42	27.09	105.65	—
Class X	24.04	53.33	29.16	108.83	—
Class Z	24.15	53.68	N/A	N/A	12.92 (11/28/05)
Russell Midcap Value Index	26.54	54.39	28.75	134.43	—
Russell Midcap Index	24.93	50.84	31.66	74.78	—
S&P MidCap 400 Index	25.78	48.92	39.56	93.77	—
Lipper Average	23.05	49.34	28.06	117.01	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		63.63%	2.12%	N/A	4.10% (4/12/04)
Class B		67.05	2.42	N/A	4.23 (4/12/04)
Class C		70.86	2.52	6.42%	—
Class L		62.85	1.82	6.31	—
Class M		67.33	2.75	6.65	—
Class X		67.34	2.98	6.82	—
Class Z		73.53	N/A	N/A	1.96 (11/28/05)
Russell Midcap Value Index		72.41	3.71	8.46	—
Russell Midcap Index		67.71	4.20	4.84	—
S&P MidCap 400 Index		64.07	5.17	6.02	—
Lipper Average		64.92	3.43	7.26	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Prudential Investments funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%. Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened. Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

Benchmark Definitions

Russell Midcap Value

The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are 48.34% for Class A and Class B; and 13.23% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 6.01% for Class A and Class B; and 1.87% for Class Z.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are 45.37% for Class A and Class B; and 14.03% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 5.78% for Class A and Class B; and 2.20% for Class Z.

Standard & Poor’s MidCap 400 Stock Index

The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed. S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are 48.12% for Class A and Class B; and 19.52% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 6.03% for Class A and Class B; and 3.20% for Class Z.

Lipper Mid-Cap Value Funds Average

Funds in the Lipper Mid-Cap Value Funds Average (Lipper Average), by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of

Prudential Mid-Cap Value Fund	3

Your Fund’s Performance (continued)

the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/10 are 40.85% for Class A and Class B; and 12.47% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/10 are 5.15% for Class A and Class B; and 1.81% for Class Z.

Investors cannot invest directly in an index. The returns for the Russell Midcap Value Index, the Russell Midcap Index, and the S&P MidCap 400 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
Ameriprise Financial, Inc., Capital Markets	1.2%
Host Hotels & Resorts, Inc., Real Estate Investment Trusts	1.1
Eaton Corp., Machinery	1.1
CenturyTel, Inc., Diversified Telecommunication Services	1.1
Edison International, Electric Utilities	1.0

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010 . The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Mid-Cap Value Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Mid-Cap Value Fund		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,239.50	1.58%	$8.77
	Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90

Class B	Actual	$1,000.00	$1,235.10	2.33%	$12.91
	Hypothetical	$1,000.00	$1,013.24	2.33%	$11.63

Class C	Actual	$1,000.00	$1,235.90	2.33%	$12.92
	Hypothetical	$1,000.00	$1,013.24	2.33%	$11.63

Class L	Actual	$1,000.00	$1,238.50	1.83%	$10.16
	Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15

Class M	Actual	$1,000.00	$1,240.90	1.58%	$8.78
	Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90

Class X	Actual	$1,000.00	$1,240.40	1.58%	$8.78
	Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90

Class Z	Actual	$1,000.00	$1,241.50	1.33%	$7.39
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS
Aerospace & Defense 0.4%
L-3 Communications Holdings, Inc.	6,700	$626,919

Auto Components 0.8%
Autoliv, Inc.*(a)	17,700	969,075
Goodyear Tire & Rubber Co. (The)*	21,600	290,088

		1,259,163

Beverages 1.0%
Coca-Cola Enterprises, Inc.	25,100	696,023
Constellation Brands, Inc. (Class A Stock)*(a)	48,800	891,576

		1,587,599

Capital Markets 2.1%
Ameriprise Financial, Inc.	38,300	1,775,588
Investment Technology Group, Inc.*	31,100	540,207
Raymond James Financial, Inc.	28,000	857,920

		3,173,715

Chemicals 3.4%
Ashland, Inc.	17,700	1,054,212
Cabot Corp.	17,800	579,212
Celanese Corp. (Class A Stock)	14,600	467,054
Cytec Industries, Inc.	20,600	990,036
Eastman Chemical Co.	16,900	1,130,948
PPG Industries, Inc.	13,800	971,106

		5,192,568

Commercial Banks 4.2%
Associated Banc-Corp.	47,200	685,816
Bank of Hawaii Corp.	13,600	719,168
City National Corp.	14,100	878,148
Comerica, Inc.	25,400	1,066,800
Commerce Bancshares, Inc.	16,900	699,998
M&T Bank Corp.(a)	13,500	1,179,225
TCF Financial Corp.	44,800	834,624
Wilmington Trust Corp.	20,300	351,799

		6,415,578

Commercial Services & Supplies 3.0%
Avery Dennison Corp.	23,400	913,302
Brink’s Co. (The)	17,800	474,014

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.(a)	27,200	$741,200
HNI Corp.	17,400	540,096
Pitney Bowes, Inc.	39,400	1,000,760
RR Donnelley & Sons Co.	42,100	904,729

		4,574,101

Communications Equipment 0.4%
CommScope, Inc.*	17,000	553,860

Computers & Peripherals 1.4%
Diebold, Inc.	5,100	159,885
Lexmark International, Inc. (Class A Stock)*(a)	28,000	1,037,400
NCR Corp.*	24,900	327,684
Western Digital Corp.*	16,800	690,312

		2,215,281

Consumer Finance 1.5%
AmeriCredit Corp.*(a)	26,400	632,016
Discover Financial Services	46,700	721,982
SLM Corp.*	73,300	897,192

		2,251,190

Containers & Packaging 1.2%
Bemis Co., Inc.	7,600	231,116
Sealed Air Corp.	40,400	868,600
Sonoco Products Co.	22,900	758,677

		1,858,393

Diversified Consumer Services 0.5%
Service Corp. International	59,700	536,106
Weight Watchers International, Inc.	9,300	247,101

		783,207

Diversified Financial Services 0.6%
NASDAQ OMX Group, Inc. (The)*	45,800	961,800

Diversified Telecommunication Services 1.9%
CenturyTel, Inc.(a)	48,491	1,654,028
Frontier Communications Corp.(a)	57,000	453,720
Windstream Corp.	67,800	749,190

		2,856,938

See Notes to Financial Statements.

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	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Electric Utilities 3.2%
Allegheny Energy, Inc.	22,700	$494,406
American Electric Power Co., Inc.	17,300	593,390
Edison International	45,400	1,560,398
Great Plains Energy, Inc.	31,600	610,828
Northeast Utilities	11,000	305,690
NV Energy, Inc.	28,000	349,720
Pepco Holdings, Inc.	22,100	369,954
Pinnacle West Capital Corp.	8,800	328,592
Progress Energy, Inc.	9,400	375,248

		4,988,226

Electrical Equipment 1.2%
General Cable Corp.*	20,900	597,113
Hubbell, Inc. (Class B Stock)	13,000	604,110
Thomas & Betts Corp.*	16,100	675,234

		1,876,457

Electronic Equipment & Instruments 2.7%
Arrow Electronics, Inc.*	28,800	878,400
Avnet, Inc.*	32,200	1,029,434
Ingram Micro, Inc. (Class A Stock)*	45,900	833,544
Jabil Circuit, Inc.	30,700	470,324
Tech Data Corp.*	15,400	660,660
Vishay Intertechnology, Inc.*	27,200	283,152

		4,155,514

Energy Equipment & Services 4.0%
Helix Energy Solutions Group, Inc.*	35,200	513,216
Helmerich & Payne, Inc.	8,900	361,518
Nabors Industries Ltd. (Bermuda)*	43,300	933,981
Oil States International, Inc.*	8,100	391,311
Patterson-UTI Energy, Inc.	30,800	470,932
Pride International, Inc.*	10,000	303,300
Rowan Cos., Inc.*(a)	22,000	655,600
SEACOR Holdings, Inc.*(a)	7,700	648,109
Smith International, Inc.	10,400	496,704
Superior Energy Services, Inc.*	23,600	638,616
Tidewater, Inc.(a)	12,900	691,569

		6,104,856

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Food & Staples Retailing 1.8%
Kroger Co. (The)	21,000	$466,830
Safeway, Inc.	64,500	1,522,200
SUPERVALU, Inc.	58,100	865,690

		2,854,720

Food Products 1.6%
Corn Products International, Inc.	6,300	226,800
Dean Foods Co.*	33,700	529,090
Del Monte Foods Co.	61,300	915,822
Sara Lee Corp.	61,500	874,530

		2,546,242

Gas Utilities 2.6%
Atmos Energy Corp.	28,100	831,198
Energen Corp.	18,200	889,434
ONEOK, Inc.	13,700	673,218
Questar Corp.	24,600	1,179,570
UGI Corp.	18,500	508,565

		4,081,985

Healthcare Equipment & Supplies 0.9%
Hill-Rom Holdings, Inc.	21,900	694,449
Kinetic Concepts, Inc.*(a)	17,300	749,090

		1,443,539

Healthcare Providers & Services 4.1%
Aetna, Inc.	12,700	375,285
CIGNA Corp.	38,600	1,237,516
Community Health Systems, Inc.*	18,600	759,996
Coventry Health Care, Inc.*(a)	32,600	773,924
Health Net, Inc.*	18,800	413,976
Humana, Inc.*	11,600	530,352
LifePoint Hospitals, Inc.*	21,700	828,506
Lincare Holdings, Inc.*(a)	13,500	630,315
Omnicare, Inc.	26,300	730,877

		6,280,747

Hotels, Restaurants & Leisure 2.5%
Boyd Gaming Corp.*	22,200	281,940
Brinker International, Inc.	33,000	611,160
Carnival Corp. (Panama)	10,200	425,340
Darden Restaurants, Inc.	12,300	550,425
International Speedway Corp. (Class A Stock)	17,400	531,744

See Notes to Financial Statements.

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	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd. (Liberia)*	24,600	$881,664
Wyndham Worldwide Corp.	21,800	584,458

		3,866,731

Household Durables 3.2%
Fortune Brands, Inc.	22,700	1,189,934
Garmin Ltd. (Cayman Islands)(a)	16,800	627,984
Jarden Corp.	23,500	754,820
Mohawk Industries, Inc.*	14,500	924,230
Newell Rubbermaid, Inc.	48,100	821,067
Whirlpool Corp.	5,400	587,898

		4,905,933

Independent Power Producers & Energy Traders 1.9%
AES Corp. (The)*	51,800	597,772
Constellation Energy Group, Inc.	15,900	562,065
Mirant Corp.*	52,800	615,648
NRG Energy, Inc.*(a)	46,100	1,114,237

		2,889,722

Industrial Conglomerates 1.2%
Carlisle Cos., Inc.	17,700	667,821
Textron, Inc.(a)	52,900	1,208,236

		1,876,057

Insurance 8.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	15,100	657,907
American Financial Group, Inc.	34,200	1,006,506
Arch Capital Group Ltd. (Bermuda)*	11,200	846,496
Aspen Insurance Holdings Ltd. (Bermuda)	14,100	380,418
AXIS Capital Holdings Ltd. (Bermuda)	21,400	667,038
Cincinnati Financial Corp.	34,300	974,120
Endurance Specialty Holdings Ltd. (Bermuda)	14,000	515,900
First American Corp.	27,700	957,589
Hartford Financial Services Group, Inc. (The)	20,100	574,257
HCC Insurance Holdings, Inc.	27,600	750,444
Lincoln National Corp.	35,000	1,070,650
PartnerRe Ltd. (Bermuda)	13,500	1,047,330
Progressive Corp. (The)	29,600	594,664
Protective Life Corp.	39,500	950,765
RenaissanceRe Holdings Ltd. (Bermuda)(a)	6,300	352,485
StanCorp Financial Group, Inc.(a)	21,700	975,632

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Insurance (cont’d.)
Unitrin, Inc.	19,100	$558,675
Unum Group	24,100	589,727

		13,470,603

IT Services 1.7%
Computer Sciences Corp.*	27,600	1,445,964
Convergys Corp.*(a)	49,000	619,360
DST Systems, Inc.	9,300	394,785
Total System Services, Inc.	9,600	153,696

		2,613,805

Machinery 4.0%
Crane Co.	17,900	643,326
Eaton Corp.	21,700	1,674,372
Harsco Corp.	5,500	170,280
Oshkosh Corp.*	20,100	776,262
SPX Corp.	10,600	740,728
Timken Co.	26,100	918,198
Toro Co. (The)(a)	8,500	483,990
Trinity Industries, Inc.(a)	32,900	818,881

		6,226,037

Media 2.8%
CBS Corp. (Class B Stock)	67,000	1,086,070
DISH Network Corp. (Class A Stock)	42,800	948,020
Gannett Co., Inc.	47,600	810,152
McGraw-Hill Cos., Inc. (The)	21,900	738,468
Meredith Corp.	19,200	689,856

		4,272,566

Metals & Mining 1.7%
Carpenter Technology Corp.	18,200	714,714
Commercial Metals Co.	36,400	541,632
Reliance Steel & Aluminum Co.(a)	16,100	785,841
Steel Dynamics, Inc.	39,800	625,258

		2,667,445

Multi-Line Retail 1.8%
JC Penney Co., Inc.	33,000	962,610
Macy’s, Inc.	64,600	1,498,720
Nordstrom, Inc.	6,400	264,512

		2,725,842

See Notes to Financial Statements.

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	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Multi-Utilities 6.5%
Alliant Energy Corp.	9,600	$328,320
Ameren Corp.	38,400	996,864
CenterPoint Energy, Inc.	47,100	676,356
CMS Energy Corp.(a)	28,100	456,906
DTE Energy Co.	24,400	1,175,348
MDU Resources Group, Inc.	28,900	612,680
NiSource, Inc.	61,800	1,007,340
OGE Energy Corp.	17,000	703,460
SCANA Corp.(a)	20,200	797,294
Sempra Energy	19,500	959,010
TECO Energy, Inc.	19,900	336,907
Vectren Corp.(a)	18,000	450,180
Xcel Energy, Inc.	66,400	1,444,200

		9,944,865

Office Electronics 1.0%
Xerox Corp.	135,000	1,471,500

Oil, Gas & Consumable Fuels 4.3%
El Paso Corp.	91,000	1,101,100
Frontline Ltd. (Bermuda)(a)	21,000	766,500
Holly Corp.(a)	10,600	286,200
Murphy Oil Corp.	18,700	1,124,805
Noble Energy, Inc.	5,800	443,120
Overseas Shipholding Group, Inc.(a)	12,200	610,732
Southern Union Co.	30,600	799,578
St. Mary Land & Exploration Co.	10,800	434,592
Talisman Energy, Inc. (Canada)	12,900	219,816
Teekay Corp. (Marshall Island)	14,400	360,720
Tesoro Corp.(a)	41,400	544,410

		6,691,573

Paper & Forest Products 1.0%
International Paper Co.	57,200	1,529,528

Personal Products 0.4%
Herbalife Ltd. (Cayman Islands)	11,500	554,875

Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.*(a)	25,800	565,020
Forest Laboratories, Inc.*	39,300	1,071,318
King Pharmaceuticals, Inc.*	49,100	481,180

		2,117,518

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Real Estate Investment Trusts 4.5%
Annaly Capital Management, Inc.	57,800	$979,710
Brandywine Realty Trust	21,900	279,006
Duke Realty Corp.	56,100	759,033
Hospitality Properties Trust	35,500	940,395
Host Hotels & Resorts, Inc.(a)	108,649	1,766,633
ProLogis	79,100	1,041,747
SL Green Realty Corp.(a)	18,100	1,125,277

		6,891,801

Real Estate Management & Development 1.1%
Forest City Enterprises, Inc. (Class A Stock)*(a)	49,300	761,685
Jones Lang LaSalle, Inc.	12,600	993,888

		1,755,573

Road & Rail 1.0%
Con-Way, Inc.(a)	18,000	699,120
Ryder System, Inc.(a)	16,700	776,884

		1,476,004

Specialty Retail 2.2%
Abercrombie & Fitch Co. (Class A Stock)	8,700	380,451
Foot Locker, Inc.(a)	30,300	465,105
GameStop Corp. (Class A Stock)*(a)	15,100	367,081
Limited Brands, Inc.	28,700	769,160
Penske Auto Group, Inc.*	6,600	98,868
RadioShack Corp.	32,700	704,685
Signet Jewelers Ltd. (Bermuda)*	17,600	563,552

		3,348,902

Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	13,100	211,434

Trading Companies & Distributors 0.9%
GATX Corp.(a)	18,600	607,104
WESCO International, Inc.*(a)	17,800	723,036

		1,330,140

Wireless Telecommunication Services 0.9%
NII Holdings, Inc.*	31,800	1,348,956
Telephone & Data Systems, Inc.	2,600	90,116

		1,439,072

TOTAL LONG-TERM INVESTMENTS (cost $139,163,745)		152,920,124

See Notes to Financial Statements.

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	Shares	Value (Note 2)

SHORT-TERM INVESTMENT 18.2%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $27,950,649; includes $26,738,827 of cash collateral for securities on loan)(b)(c)	27,950,649	$27,950,649

TOTAL INVESTMENTS 117.6% (cost $167,114,394; Note 6)		180,870,773
Liabilities in excess of other assets (17.6%)		(27,021,464)

NET ASSETS 100.0%		$153,849,309

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,455,210; cash collateral of $26,738,827 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$152,920,124	$—	$—
Affiliated Money Market Mutual Fund	27,950,649	—	—

Total	$180,870,773	$—	$—

As of April 30, 2010 and October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the the value of investments.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (17.4% represents investments purchased with collateral from securities on loan)	18.2%
Insurance	8.8
Multi-Utilities	6.5
Real Estate Investment Trusts	4.5
Oil, Gas & Consumable Fuels	4.3
Commercial Banks	4.2
Healthcare Providers & Services	4.1
Machinery	4.0
Energy Equipment & Services	4.0
Chemicals	3.4
Electric Utilities	3.2
Household Durables	3.2
Commercial Services & Supplies	3.0
Media	2.8
Electronic Equipment & Instruments	2.7
Gas Utilities	2.6
Hotels, Restaurants & Leisure	2.5
Specialty Retail	2.2
Capital Markets	2.1
Independent Power Producers & Energy Traders	1.9
Diversified Telecommunication Services	1.9
Food & Staples Retailing	1.8
Multi-Line Retail	1.8
Metals & Mining	1.7
IT Services	1.7
Food Products	1.6
Consumer Finance	1.5
Computers & Peripherals	1.4
Pharmaceuticals	1.4
Electrical Equipment	1.2
Industrial Conglomerates	1.2
Containers & Packaging	1.2
Real Estate Management & Development	1.1
Beverages	1.0
Paper & Forest Products	1.0
Road & Rail	1.0
Office Electronics	1.0
Healthcare Equipment & Supplies	0.9
Wireless Telecommunication Services	0.9
Trading Companies & Distributors	0.9
Auto Components	0.8
Diversified Financial Services	0.6
Diversified Consumer Services	0.5
Aerospace & Defense	0.4

See Notes to Financial Statements.

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Industry (cont’d.)
Personal Products	0.4%
Communications Equipment	0.4
Thrifts & Mortgage Finance	0.1

117.6
Liabilities in excess of other assets	(17.6)

100.0%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	17

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $25,455,210:
Unaffiliated investments (cost $139,163,745)	$152,920,124
Affiliated investments (cost $27,950,649)	27,950,649
Cash	143,604
Receivable for Fund shares sold	98,878
Dividends and interest receivable	94,218
Prepaid expenses	683

Total assets	181,208,156

Liabilities
Payable to broker for collateral for securities on loan	26,738,827
Payable for Fund shares redeemed	288,396
Accrued expenses	131,536
Advisory fee payable	116,715
Distribution fee payable	53,767
Affiliated transfer agent fee payable	24,901
Deferred directors’ fee	4,705

Total liabilities	27,358,847

Net Assets	$153,849,309

Net assets were comprised of:
Common stock, at $.001 par value	$12,122
Paid-in capital in excess of par	160,172,465

160,184,587
Distributions in excess of net investment income	(230,119)
Accumulated net realized loss on investment transactions	(19,861,538)
Net unrealized appreciation on investments	13,756,379

Net assets, April 30, 2010	$153,849,309

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($76,121,667 ÷ 5,808,634 shares of common stock issued and outstanding)	$13.10
Maximum sales charge (5.5% of offering price)	0.76

Offering price per share	$13.86

Class B:
Net asset value, offering price and redemption price per share ($4,583,765 ÷ 385,094 shares of common stock issued and outstanding)	$11.90

Class C:
Net asset value, offering price and redemption price per share ($32,035,636 ÷ 2,699,156 shares of common stock issued and outstanding)	$11.87

Class L:
Net asset value, offering price and redemption price per share ($12,827,607 ÷ 996,021 shares of common stock issued and outstanding)	$12.88

Class M:
Net asset value, offering price and redemption price per share ($6,687,280 ÷ 558,741 shares of common stock issued and outstanding)	$11.97

Class X:
Net asset value, offering price and redemption price per share ($5,003,919 ÷ 415,661 shares of common stock issued and outstanding)	$12.04

Class Z:
Net asset value, offering price and redemption price per share ($16,589,435 ÷ 1,258,501 shares of common stock issued and outstanding)	$13.18

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	19

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Investment income
Unaffiliated dividend income (net of foreign withholding tax of $207)	$1,694,123
Affiliated income from securities lending, net	41,066
Affiliated dividend income	1,608

Total income	1,736,797

Expenses
Advisory fee	663,382
Distribution fee—Class A	86,485
Distribution fee—Class B	22,016
Distribution fee—Class C	149,989
Distribution fee—Class L	30,523
Distribution fee—Class M	10,388
Distribution fee—Class X	6,497
Transfer agent’s fee and expenses ( including affiliated expenses of $53,800)	182,000
Registration fees	39,000
Custodian’s fees and expenses	34,000
Reports to shareholders	30,000
Audit fees	10,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance fees	1,000
Miscellaneous	5,681

Total expenses	1,288,961

Net investment income	447,836

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	3,700,374
Net change in unrealized appreciation (depreciation) on investments	27,578,555

Net gain on investments	31,278,929

Net Increase In Net Assets Resulting From Operations	$31,726,765

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$447,836	$1,083,818
Net realized gain (loss) on investments transactions	3,700,374	(22,282,267)
Net change in unrealized appreciation (depreciation) on investments	27,578,555	42,721,972

Net increase in net assets resulting from operations	31,726,765	21,523,523

Dividends (Note 2)
Dividends from net investment income
Class A	(504,714)	(769,488)
Class B	(11,609)	(227,132)
Class C	(76,553)	(382,279)
Class L	(69,526)	(217,883)
Class M	(80,304)	(399,054)
Class X	(46,515)	(163,017)
Class Z	(166,991)	(193,661)

Total dividends	(956,212)	(2,352,514)

Fund share transactions (Note 5)
Net proceeds from shares sold	4,952,449	15,630,053
Net asset value of shares issued in reinvestment of dividends	919,643	2,214,203
Cost of shares redeemed	(19,769,844)	(29,885,755)

Decrease in net assets from fund share transactions	(13,897,752)	(12,041,499)

Capital Contributions
Class M (Note 3)	3,341	40,553
Class X (Note 3)	859	6,801
Proceeds from regulatory settlement (Note 5)	9,456	—

	13,656	47,354

Total increase in net assets	16,886,457	7,176,864

Net Assets
Beginning of period	136,962,852	129,785,988

End of period (a)	$153,849,309	$136,962,852

(a) Includes undistributed net investment income of:	$—	$278,257

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investments Portfolios, Inc. 10, formerly known as Strategic Partners Mutual Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2010, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Mid-Cap Value Fund (formerly the Dryden Mid Cap Value Fund) (the “Fund”). The investment objective of the Fund is capital growth by investing primarily in common stocks of medium capitalization companies.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable

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market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the

Prudential Mid-Cap Value Fund	23

Notes to Financial Statements

(Unaudited) continued

investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is computed daily and payable monthly at an annual rate of 0.90% of the average daily net assets of the Fund up to $500 million, 0.85% of the next $500 million and 0.80% of the average daily net assets in excess of $1 billion. The effective management fee rate was 0.90% for the six months ended April 30, 2010.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”) both affiliates of the Manager and an indirect, wholly owned subsidiary of Prudential, serve as the distributors of the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. Through February 28, 2011, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of Class A shares.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales

Prudential Mid-Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class M and Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected in the Financial Highlights for Class M for the years ended October 31, 2008 and 2007 and for Class X for the years ended October 31, 2008, 2007, 2006 and 2005.

During the six months ended April 30, 2010, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$19,712	$737	$3,406	$197

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Fund incurred approximately $39,700 in total networking fees, of which approximately $8,600 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a

26	Visit our website at www.prudentialfunds.com

money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2010, PIM has been compensated approximately $15,300 for these services.

5. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Prudential Investments Funds. Class X shares are closed to new purchases. The authorized capital stock of the Fund is 5.5 billion shares, with a par value of $.001 per share. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the six months ended April 30, 2010, the Fund received $9,456 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

Prudential Mid-Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital stock, during the six months ended April 30, 2010, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	203,485	$2,457,013
Shares issued in reinvestment of dividends and distributions	43,339	485,837
Shares reacquired	(696,634)	(8,328,995)

Net increase (decrease) in shares outstanding before conversion	(449,810)	(5,386,145)
Shares issued upon conversion from Class B, Class M and Class X	396,954	4,785,020

Net increase (decrease) in shares outstanding	(52,856)	$(601,125)

Year ended October 31, 2009:
Shares sold	655,465	$5,625,712
Shares issued in reinvestment of dividends and distributions	88,784	728,915
Shares reacquired	(1,251,027)	(10,806,289)

Net increase (decrease) in shares outstanding before conversion	(506,778)	(4,451,662)
Shares issued upon conversion from Class B, Class M and Class X	2,384,516	21,374,478

Net increase (decrease) in shares outstanding	1,877,738	$16,922,816

Class B
Six months ended April 30, 2010:
Shares sold	27,504	$302,540
Shares issued in reinvestment of dividends and distributions	1,074	10,968
Shares reacquired	(72,542)	(788,302)

Net increase (decrease) in shares outstanding before conversion	(43,964)	(474,794)
Shares reacquired upon conversion into Class A	(9,259)	(98,854)

Net increase (decrease) in shares outstanding	(53,223)	$(573,648)

Year ended October 31, 2009:
Shares sold	50,125	$398,642
Shares issued in reinvestment of dividends and distributions	27,766	207,692
Shares reacquired	(413,066)	(3,202,713)

Net increase (decrease) in shares outstanding before conversion	(335,175)	(2,596,379)
Shares reacquired upon conversion into Class A	(1,291,085)	(10,927,101)

Net increase (decrease) in shares outstanding	(1,626,260)	$(13,523,480)

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Class C	Shares	Amount
Six months ended April 30, 2010:
Shares sold	57,039	$634,997
Shares issued in reinvestment of dividends and distributions	7,083	72,109
Shares reacquired	(247,913)	(2,701,042)

Net increase (decrease) in shares outstanding	(183,791)	$(1,993,936)

Year ended October 31, 2009:
Shares sold	86,597	$680,548
Shares issued in reinvestment of dividends and distributions	47,364	353,811
Shares reacquired	(760,453)	(5,836,852)

Net increase (decrease) in shares outstanding	(626,492)	$(4,802,493)

Class L
Six months ended April 30, 2010:
Shares sold	3,217	$37,025
Shares issued in reinvestment of dividends and distributions	5,802	63,992
Shares reacquired	(113,579)	(1,321,694)

Net increase (decrease) in shares outstanding	(104,560)	$(1,220,677)

Year ended October 31, 2009:
Shares sold	6,301	$53,803
Shares issued in reinvestment of dividends and distributions	24,681	199,418
Shares reacquired	(336,075)	(2,829,822)

Net increase (decrease) in shares outstanding	(305,093)	$(2,576,601)

Class M
Six months ended April 30, 2010:
Shares sold	2,717	$29,935
Shares issued in reinvestment of dividends and distributions	7,294	74,621
Shares reacquired	(89,816)	(961,924)

Net increase (decrease) in shares outstanding before conversion	(79,805)	(857,368)
Shares reacquired upon conversion into Class A	(337,024)	(3,732,906)

Net increase (decrease) in shares outstanding	(416,829)	$(4,590,274)

Year ended October 31, 2009:
Shares sold	53,171	$392,994
Shares issued in reinvestment of dividends and distributions	49,934	373,507
Shares reacquired	(433,611)	(3,275,959)

Net increase (decrease) in shares outstanding before conversion	(330,506)	(2,509,458)
Shares reacquired upon conversion into Class A	(1,151,248)	(9,023,715)

Net increase (decrease) in shares outstanding	(1,481,754)	$(11,533,173)

Prudential Mid-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended April 30, 2010:
Shares sold	4,431	$49,222
Shares issued in reinvestment of dividends and distributions	4,484	46,190
Shares reacquired	(50,172)	(550,876)

Net increase (decrease) in shares outstanding before conversion	(41,257)	(455,464)
Shares reacquired upon conversion into Class A	(87,891)	(953,260)

Net increase (decrease) in shares outstanding	(129,148)	$(1,408,724)

Year ended October 31, 2009:
Shares sold	14,932	$134,609
Shares issued in reinvestment of dividends and distributions	21,495	162,071
Shares reacquired	(142,040)	(1,075,820)

Net increase (decrease) in shares outstanding before conversion	(105,613)	(779,140)
Shares reacquired upon conversion into Class A	(174,620)	(1,423,662)

Net increase (decrease) in shares outstanding	(280,233)	$(2,202,802)

Class Z
Six months ended April 30, 2010:
Shares sold	122,454	$1,441,717
Shares issued in reinvestment of dividends and distributions	14,736	165,926
Shares reacquired	(390,550)	(5,117,011)

Net increase (decrease) in shares outstanding	(253,360)	$(3,509,368)

Year ended October 31, 2009:
Shares sold	913,438	$8,343,745
Shares issued in reinvestment of dividends and distributions	22,911	188,789
Shares reacquired	(317,317)	(2,858,300)

Net increase (decrease) in shares outstanding	619,032	$5,674,234

6. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2009 of approximately $22,965,000, of which $567,000 expires in 2016 and $22,398,000 expires in 2017. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

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The federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2010 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$167,627,103	$24,711,591	$(11,467,921)	$13,243,670

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2010, were $15,653,050 and $29,239,256, respectively.

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of 0.13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2010.

Prudential Mid-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential Mid-Cap Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.65

Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investments	2.49

Total from investment operations	2.54

Less Dividends and Distributions:
Dividends from net investment income	(0.09)
Distributions from net realized gains	—

Total dividends and distributions	(0.09)

Capital Contributions	—	*

Net asset value, end of period	$13.10

Total Return(a)	23.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$76.1
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.58	%(d)
Expenses before advisory fee waiver and expense reimbursement	1.58	%(d)
Net investment income (loss)	0.77	%(d)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	11	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Less than $0.005.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class A
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$9.07	$18.38	$18.26	$20.12	$19.33

0.09	0.15	0.06	0.02	(0.07)
1.68	(5.65)	1.68	2.10	3.11

1.77	(5.50)	1.74	2.12	3.04

(0.19)	(0.06)	—	—	—
—	(3.75)	(1.62)	(3.98)	(2.25)

(0.19)	(3.81)	(1.62)	(3.98)	(2.25)

—	—	—	—	—

$10.65	$9.07	$18.38	$18.26	$20.12

20.16%	(36.25)%	9.78%	12.24%	16.74%

$62.4	$36.1	$54.8	$45.2	$20.2

1.72%	1.53%	1.48%	1.46%	1.60%
1.72%	1.53%	1.48%	1.46%	1.65%
0.97%	1.18%	0.34%	0.13%	(0.26)%

38%	37%	78%	80%	98%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	35

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.66

Income (loss) from investment operations:
Net investment income (loss)	—	*
Net realized and unrealized gain (loss) on investments	2.27

Total from investment operations	2.27

Less Dividends and Distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	—

Total dividends and distributions	(0.03)

Capital Contributions	—	*

Net asset value, end of period	$11.90

Total Return(a)	23.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.6
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.33	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.33	%(d)
Net investment income (loss)	0.03	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class B
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.22	$17.07	$17.19	$19.28	$18.74

0.06	0.05	(0.07)	(0.11)	(0.17)
1.49	(5.15)	1.57	2.00	2.96

1.55	(5.10)	1.50	1.89	2.79

(0.11)	—	—	—	—
—	(3.75)	(1.62)	(3.98)	(2.25)

(0.11)	(3.75)	(1.62)	(3.98)	(2.25)

—	—	—	—	—

$9.66	$8.22	$17.07	$17.19	$19.28

19.29%	(36.69)%	8.99%	11.36%	15.85%

$4.2	$17.0	$40.6	$47.7	$3.5

2.47%	2.28%	2.23%	2.21%	2.35%
2.47%	2.28%	2.23%	2.21%	2.40%
0.84%	0.43%	(0.42)%	(0.67)%	(1.02)%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	37

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.63

Income (loss) from investment operations:
Net investment income (loss)	—	*
Net realized and unrealized gain (loss) on investments	2.27

Total from investment operations	2.27

Less Dividends and Distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	—

Total dividends and distributions	(0.03)

Capital Contributions	—	*

Net asset value, end of period	$11.87

Total Return(a)	23.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32.0
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.33	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.33	%(d)
Net investment income (loss)	0.02	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class C
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.20	$17.05	$17.17	$19.25	$18.73

0.03	0.05	(0.07)	(0.10)	(0.21)
1.51	(5.15)	1.57	2.00	2.98

1.54	(5.10)	1.50	1.90	2.77

(0.11)	—	—	—	—
—	(3.75)	(1.62)	(3.98)	(2.25)

(0.11)	(3.75)	(1.62)	(3.98)	(2.25)

—	—	—	—	—

$9.63	$8.20	$17.05	$17.17	$19.25

19.21%	(36.74)%	9.00%	11.45%	15.75%

$27.8	$28.8	$67.3	$80.2	$56.0

2.47%	2.28%	2.23%	2.21%	2.35%
2.47%	2.28%	2.23%	2.21%	2.40%
0.43%	0.42%	(0.42)%	(0.58)%	(1.03)%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	39

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.46

Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	2.45

Total from investment operations	2.48

Less Dividends and Distributions:
Dividends from net investment income	(0.06)
Distributions from net realized gains	—

Total dividends and distributions	(0.06)

Capital Contributions	—	*

Net asset value, end of period	$12.88

Total Return(a)	23.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.8
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.83	%(d)
Expenses before advisory fee waiver and expense reimbursement	1.83	%(d)
Net investment income (loss)	0.52	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

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Class L
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.91	$18.12	$18.07	$19.98	$19.28

0.08	0.12	0.01	— *	(0.10)
1.63	(5.56)	1.66	2.07	3.05

1.71	(5.44)	1.67	2.07	2.95

(0.16)	(0.02)	—	—	—
—	(3.75)	(1.62)	(3.98)	(2.25)

(0.16)	(3.77)	(1.62)	(3.98)	(2.25)

—	—	—	—	—

$10.46	$8.91	$18.12	$18.07	$19.98

19.75%	(36.41)%	9.54%	11.99%	16.29%

$11.5	$12.5	$29.1	$38.3	$49.1

1.97%	1.78%	1.73%	1.71%	1.85%
1.97%	1.78%	1.73%	1.71%	1.90%
0.94%	0.93%	0.08%	(0.01)%	(0.53)%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	41

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73

Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	2.28

Total from investment operations	2.32

Less Dividends and Distributions:
Dividends from net investment income	(0.09)
Distributions from net realized gains	—

Total dividends and distributions	(0.09)

Capital Contributions	0.01

Net asset value, end of period	$11.97

Total Return(a)	24.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.7
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.58	%(f)
Expenses before advisory fee waiver and expense reimbursement	1.58	%(f)
Net investment income (loss)	0.84	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits. If the manager had not adjusted the Fund, the total return would have been 8.95% for the year ended October 31, 2007.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. If the manager had not adjusted the Fund, the per share operating performance would reflect a net investment loss, net realized and unrealized gain on investments and distributions from net unrealized gains of $(0.07), $1.56 and $(1.62), respectively. Furthermore, the annual expenses (both after and before fee waiver and expense reimbursement) and net investment income ratios would have been 2.23%, 2.23% and (0.43)%, respectively and the ending net asset value would be $17.03 for the year ended October 31, 2007.
(f)	Annualized.

See Notes to Financial Statements.

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Class M
Year Ended October 31,
2009(b)	2008(b)	2007(b)(e)		2006(b)	2005

$8.27	$17.06	$17.16		$19.25	$18.73

0.11	0.14	0.02		(0.09)	(0.22)
1.50	(5.10)	1.60		1.98	2.99

1.61	(4.96)	1.62		1.89	2.77

(0.18)	—	—		—	—
—	(3.84)	(1.74)		(3.98)	(2.25)

(0.18)	(3.84)	(1.74)		(3.98)	(2.25)

0.03	0.01	0.02		—	—

$9.73	$8.27	$17.06		$17.16	$19.25

20.42%	(35.54)%	9.92	%(c)	11.38%	15.75%

$9.5	$20.3	$69.7		$107.8	$138.4

1.72%	1.67%	1.69%		2.21%	2.35%
1.72%	1.67%	1.69%		2.21%	2.40%
1.39%	1.17%	0.11%		(0.51)%	(1.03)%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	43

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.79

Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	2.30

Total from investment operations	2.34

Less Dividends and Distributions:
Dividends from net investment income	(0.09)
Distributions from net realized gains	—

Total dividends and distributions	(0.09)

Capital Contributions	—	*

Net asset value, end of period	$12.04

Total Return(a)	24.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.0
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.58	%(e)
Expenses before advisory fee waiver and expense reimbursement	1.58	%(e)
Net investment income (loss)	0.80	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

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Class X
Year Ended October 31,
2009(b)	2008(b)	2007(b)(c)	2006(b)(c)	2005(c)

$8.37	$17.29	$17.23	$19.19	$18.69

0.10	0.15	0.10	0.05	(0.21)
1.52	(5.21)	1.58	1.97	2.97

1.62	(5.06)	1.68	2.02	2.76

(0.21)	(0.11)	—	—	—
—	(3.75)	(1.62)	(3.98)	(2.26)

(0.21)	(3.86)	(1.62)	(3.98)	(2.26)

0.01	— *	— *	— *	— *

$9.79	$8.37	$17.29	$17.23	$19.19

20.15%	(36.07)%	10.04%	12.33%	15.67%

$5.3	$6.9	$15.7	$19.7	$24.8

1.72%	1.48%	1.23%	1.38%	2.32%
1.72%	1.48%	1.23%	1.38%	2.37%
1.24%	1.23%	0.58%	0.32%	(0.99)%

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	45

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.72

Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized gain (loss) on investments	2.51

Total from investment operations	2.57

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	—

Total dividends and distributions	(0.11)

Capital Contributions	—	*

Net asset value, end of period	$13.18

Total Return(a)	24.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16.6
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.33	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.33	%(b)
Net investment income	1.02	%(b)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Commencement of operations.
(e)	Calculations are based on average shares outstanding during the period.
*	Less than $0.005.

See Notes to Financial Statements.

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Class Z
Year Ended October 31,			November 28, 2005(d) through October 31, 2006(e)
2009(e)	2008(e)	2007(e)

$9.14	$18.50	$18.30	$17.08

0.11	0.18	0.11	0.05
1.69	(5.68)	1.71	1.17

1.80	(5.50)	1.82	1.22

(0.22)	(0.11)	—	—
—	(3.75)	(1.62)	—

(0.22)	(3.86)	(1.62)	—

—	—	—	—

$10.72	$9.14	$18.50	$18.30

20.41%	(36.08)%	10.24%	7.14%

$16.2	$8.2	$13.8	$12.4

1.47%	1.28%	1.23%	1.21	%(b)
1.47%	1.28%	1.23%	1.21	%(b)
1.18%	1.43%	0.58%	0.32	%(b)

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	47

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	13,556,974.754	278,465.438

Linda W. Bynoe	13,523,588.178	311,852.014

Michael S. Hyland	13,558,106.110	277,334.082

Douglas H. McCorkindale	13,542,681.683	292,758.509

Stephen P. Munn	13,562,696.978	272,743.214

Richard A. Redeker	13,556,041.236	279,398.956

Robin B. Smith	13,546,534.337	288,901.855

Stephen G. Stoneburn	13,554,288.157	281,152.035

Judy A. Rice	13,547,313.752	288,126.440

Scott E. Benjamin	13,553,013.884	282,426.308

*	Results are for all funds within the same investment company.

48	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Mid-Cap Value Fund
Share Class	A	B	C	L*	M**	X**	Z
NASDAQ	SPRAX	SVUBX	NCBVX	NABVX	NBBVX	NBVZX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L402	74441L501	74441L600	74441L709

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

MF202E2    0181171-00001-00

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Jennison Equity Income Fund

(Formerly known as Jennison Equity Income Fund)

Fund Type Equity income Objective Income and capital appreciation

This report is not authorized for distribution

to prospective investors unless preceded or

accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings

are for the period covered by this report and are

subject to change thereafter.

The accompanying financial statements

as of April 30, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Equity Income Fund to the Prudential Jennison Equity Income Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Equity Income Fund

Prudential Jennison Equity Income Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.50%; Class B, 2.20%; Class C, 2.20%; Class L, 1.70%; Class M, 2.20%; Class X, 2.20%; Class Z, 1.20%. Net operating expenses: Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class L, 1.65%; Class M, 2.15%; Class X, 2.15%; Class Z, 1.15%, after contractual reduction through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	16.62%	47.10%	35.52%	N/A	38.96% (4/12/04)
Class B	16.16	45.88	30.32	N/A	32.44 (4/12/04)
Class C	16.10	45.87	30.29	42.53%	—
Class L	16.48	46.72	33.49	49.77	—
Class M	16.18	45.93	30.21	42.44	—
Class X	16.21	45.87	30.59	42.98	—
Class Z	16.72	47.36	N/A	N/A	8.29 (8/25/08)
Lipper Equity Income Funds Index	14.19	37.45	12.39	35.05	—
S&P 500 Index	15.66	38.82	13.86	–1.92	—
Lipper Average	13.89	36.54	15.52	43.30	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		48.89%	4.45%	N/A	4.50% (4/12/04)
Class B		51.44	4.69	N/A	4.55 (4/12/04)
Class C		55.46	4.81	3.48%	—
Class L		48.31	4.10	3.37	—
Class M		50.52	4.53	3.48	—
Class X		50.46	4.44	3.51	—
Class Z		58.04	N/A	N/A	4.46 (8/25/08)
Lipper Equity Income Funds Index		48.54	1.72	2.84	—
S&P 500 Index		49.73	1.92	–0.65	—
Lipper Average		46.52	2.23	3.26	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Prudential Investments funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%. Class Z shares are not subject to a 12b-1 fee. Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened. Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

Benchmark Definitions

Lipper Equity Income Funds Index

Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are 21.32% for Class A and Class B; and –3.32% for Class Z. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 3.05% for Class A and Class B; and –2.91% for Class Z.

Standard & Poor’s 500 Composite Stock Price Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are 19.17% for Class A and Class B; and –3.74% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 2.70% for Class A and Class B; and –3.34% for Class Z.

Lipper Equity Income Funds Average

Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/10 are 24.27% for Class A and Class B; and –3.23% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/10 are 3.37% for Class A and Class B; and –2.94% for Class Z.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
B&G Foods, Inc., Food Products	2.6%
Microsoft Corp., Software	2.3
Pfizer Inc., Pharmaceuticals	2.2
America Movil SAB de CV, ADR, Wireless Telecommunication Services	2.2
CenterPoint Energy, Inc., Multi-Utilities	2.1

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Equity Income Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,166.20	1.40%	$7.52
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class B	Actual	$1,000.00	$1,161.60	2.15%	$11.52
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class C	Actual	$1,000.00	$1,161.00	2.15%	$11.52
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class L	Actual	$1,000.00	$1,164.80	1.65%	$8.86
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class M	Actual	$1,000.00	$1,161.80	2.15%	$11.52
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class X	Actual	$1,000.00	$1,162.10	2.15%	$11.53
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class Z	Actual	$1,000.00	$1,167.20	1.15%	$6.18
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value (Note 2)

LONG-TERM INVESTMENTS 95.2%
COMMON STOCKS 83.9%

Airlines 1.5%
699,500	Jazz Air Income Fund (Canada)	$3,553,278

Capital Markets 2.1%
14,450	Goldman Sachs Group, Inc. (The)	2,098,140
99,300	Morgan Stanley	3,000,846

		5,098,986

Commercial Services & Supplies 3.5%
149,800	IESI-BFC Ltd. (NYSE) (Canada)	2,933,084
144,700	IESI-BFC Ltd. (TSX) (Canada)	2,840,439
88,900	Republic Services, Inc.	2,758,567

		8,532,090

Communications Equipment 1.7%
43,000	Juniper Networks, Inc.*(a)	1,221,630
75,000	QUALCOMM, Inc.	2,905,500

		4,127,130

Diversified Financial Services 2.5%
119,200	Bank of America Corp.	2,125,336
47,500	JPMorgan Chase & Co.	2,022,550
100,000	TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)(c)(d)	1,910,127

		6,058,013

Diversified Telecommunication Services 10.4%
262,100	Alaska Communications Systems Group, Inc.	2,243,576
76,400	AT&T, Inc.	1,990,984
110,200	CenturyTel, Inc.(a)	3,758,922
88,840	City Telecom HK Ltd., ADR (Hong Kong)	1,316,609
233,031	Consolidated Communications Holdings, Inc.	4,322,725
159,300	Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	2,520,126
386,900	Portugal Telecom SGPS SA (Portugal)*	3,937,578
414,500	Qwest Communications International, Inc.	2,167,835
261,700	Windstream Corp.	2,891,785

		25,150,140

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Electric Utilities 1.8%
102,562	Cia Energetica de Minas Gerais, ADR (Brazil)(a)	$1,656,373
4,000	CPFL Energia SA (Brazil)	81,904
72,000	CPFL Energia SA, 144A (Brazil)	1,478,102
125,400	Equatorial Energia SA (Brazil)	1,119,636

		4,336,015

Food & Staples Retailing 2.0%
99,400	Kroger Co. (The)	2,209,662
51,400	Wal-Mart Stores, Inc.	2,757,610

		4,967,272

Food Products 6.3%
614,092	B&G Foods, Inc. (Class A Stock)	6,343,571
62,400	Bunge Ltd. (Bermuda)(a)	3,304,080
113,400	ConAgra Foods, Inc.	2,774,898
98,100	Kraft Foods, Inc. (Class A Stock)	2,903,760

		15,326,309

Gas Utilities 1.0%
49,900	ONEOK, Inc.	2,452,086

Healthcare Equipment & Supplies 0.6%
33,200	Baxter International, Inc.	1,567,704

Hotels, Restaurants & Leisure 1.2%
69,200	Yum! Brands, Inc.	2,935,464

Independent Power Producers & Energy Traders 1.9%
226,600	Algonquin Power & Utilities Corp. (Canada)	986,281
158,800	Algonquin Power & Utilities Corp. 144A (Canada)(d)	694,485
204,700	Northland Power Income Fund (Canada)	2,813,164

		4,493,930

Industrial Conglomerates 1.9%
241,700	General Electric Co.	4,558,462

Machinery 1.1%
247,100	New Flyer Industries, Inc. (One Share of Common Stock and $5.53 Principal amount of 14% subordinated notes), IDS (Canada)	2,787,720

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Media 1.3%
208,400	News Corp. (Class A Stock)	$3,213,528

Multi-Utilities 6.7%
351,200	CenterPoint Energy, Inc.	5,043,232
291,600	Centrica PLC (United Kingdom)	1,309,824
223,200	NiSource, Inc.	3,638,160
78,300	NorthWestern Corp.(a)	2,366,226
81,800	Sempra Energy	4,022,924

		16,380,366

Oil, Gas & Consumable Fuels 9.9%
21,900	ARC Energy Trust, UTS (Canada)	471,006
90,000	ARC Energy Trust, UTS, 144A (Canada)	1,940,384
69,100	Baytex Energy Trust, UTS (Canada)	2,329,863
163,500	Bonavista Energy Trust, UTS (Canada)	3,974,025
99,500	Crescent Point Energy Corp. (Canada)	4,214,427
12,200	Crescent Point Energy Corp., 144A (Canada)	526,060
141,600	NAL Oil & Gas Trust, UTS (Canada)	1,769,652
170,000	NAL Oil & Gas Trust, UTS, 144A (Canada)	2,132,251
103,500	Pembina Pipeline Income Fund, UTS (Canada)	1,860,514
77,700	Southern Union Co.	2,030,301
80,300	Vermilion Energy Trust, UTS (Canada)	2,786,548

		24,035,031

Pharmaceuticals 5.4%
91,000	Bristol-Myers Squibb Co.	2,301,390
44,200	Johnson & Johnson	2,842,060
318,600	Pfizer, Inc.	5,326,992
69,500	Roche Holding AG, ADR (Switzerland)	2,738,300

		13,208,742

Real Estate Investment Trusts 7.8%
220,100	Annaly Capital Management, Inc.	3,730,695
23,800	AvalonBay Communities, Inc.(a)	2,476,152
678,800	Chimera Investment Corp.	2,762,716
26,200	Digital Realty Trust, Inc.(a)	1,537,940
189,709	First Potomac Realty Trust	3,077,080
83,700	HCP, Inc.	2,688,444
361,900	MFA Financial, Inc.	2,573,109

		18,846,136

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 3.2%
191,000	Intel Corp.	$4,360,530
128,500	Xilinx, Inc.	3,312,730

		7,673,260

Software 2.3%
182,100	Microsoft Corp.	5,561,334

Tobacco 3.9%
141,600	Altria Group, Inc.	3,000,504
41,500	Lorillard, Inc.	3,252,355
65,200	Philip Morris International, Inc.	3,200,016

		9,452,875

Transportation Infrastructure 1.7%
109,100	Aegean Marine Petroleum Network, Inc.	2,862,784
60,100	Atlantia SpA (Italy)	1,279,119

		4,141,903

Wireless Telecommunication Services 2.2%
102,900	America Movil SAB de CV (Class L Stock), ADR (Mexico)	5,297,292

	TOTAL COMMON STOCKS (cost $185,600,400)	203,755,066

PREFERRED STOCKS 7.6%

Commercial Banks 1.0%
131,967	National Bank of Greece SA, Series A, 9.00%(a)	2,486,258

Electric Utilities 0.6%
23,900	Great Plains Energy, Inc., CVT, 12.00%	1,566,645

Independent Power Producers & Energy Traders 1.0%
88,634	Constellation Energy Group, Inc., Series A, 8.625%	2,317,779

Leisure Equipment & Products 1.7%
28,100	Callaway Golf Co., Series B, 144A, CVT, 7.50%(d)	4,165,825

Oil, Gas & Consumable Fuels 2.0%
21,700	Whiting Petroleum Corp., CVT, 6.25%	4,781,595

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)

PREFERRED STOCKS (Continued)

Pharmaceuticals 1.3%
2,500	Mylan, Inc., 6.50%	$3,200,375

	TOTAL PREFERRED STOCKS (cost $13,326,605)	18,518,477

Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS 3.7%

Capital Markets 2.6%
NR	$12,000	Morgan Stanley(d) 1.105%, 02/23/11	3,295,200
NR	11,390	Morgan Stanley & Co. International PLC, PERQS, 144A (United Kingdom)(d) 5.509%, 08/30/10	2,859,904

			6,155,104

Wireless Telecommunication Services 1.1%
NR	2,000	SBA Communications Corp., Notes, 144A(d) 4.00%, 10/01/14	2,667,500

		TOTAL CONVERTIBLE BONDS (cost $7,499,995)	8,822,604

		TOTAL LONG-TERM INVESTMENTS (cost $206,427,000)	231,096,147

Shares
SHORT-TERM INVESTMENT 8.4%

AFFILIATED MONEY MARKET MUTUAL FUND
20,362,534	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 4) (cost $20,362,534; includes $12,284,442 of cash collateral for securities on loan)(b)(e)	20,362,534

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $226,789,534; Note 5)	$251,458,681

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Notional Amount (000)#	Description	Value (Note 2)
OPTION WRITTEN*

Call Option
$75	QUALCOMM, Inc., expiring 05/22/10, Strike Price $46.00 (premium received $24,000)	$(750)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(f) 103.6% (cost $226,765,534; Note 5)	251,457,931
	Other liabilities in excess of other assets (3.6)%	(8,673,908)

	NET ASSETS 100.0%	$242,784,023

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

IDS—Income Depositary Receipt

NR—Not Rated by Moody’s or Standard & Poor’s

NYSE—New York Stock Exchange

PERQS—Performance Equity-Linked Redemption Quaterly-Pay Securities

TSX—Toronto Stock Exchange

UTS—Unit Trust Security

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected as of April 30, 2010, Rating of certain bonds may have changed subsequently to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $11,666,813; cash collateral of $12,284,442 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security was $2,000,000. The aggregate value of $1,910,127 is approximately 0.8% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	As of April 30, 2010, 4 securities representing $8,436,648 and 3.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$195,318,418	$6,526,521	$1,910,127
Preferred Stocks	18,518,477	—	—
Convertible Bonds	—	8,822,604	—
Options Written	(750)	—	—
Affiliated Money Market Mutual Fund	20,362,534	—	—

Total	$234,198,679	$15,349,125	$1,910,127

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 10/31/09	$2,278,699
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(368,572)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 4/30/10	$1,910,127

*	Of which, $(89,873) was included in net assets relating to a security held at the reporting period end.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	11.9%
Diversified Telecommunication Services	10.4
Affiliated Money Market Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	8.4
Real Estate Investment Trusts	7.8
Pharmaceuticals	6.7
Multi-Utilities	6.7
Food Products	6.3
Capital Markets	4.7
Tobacco	3.9
Commercial Services & Supplies	3.5
Wireless Telecommunication Services	3.3
Semiconductors & Semiconductor Equipment	3.2
Independent Power Producers & Energy Traders	2.9
Diversified Financial Services	2.5
Electric Utilities	2.4
Software	2.3
Food & Staples Retailing	2.0
Industrial Conglomerates	1.9
Leisure Equipment & Products	1.7
Transportation Infrastructure	1.7
Communications Equipment	1.7
Airlines	1.5
Media	1.3
Hotels, Restaurants & Leisure	1.2
Machinery	1.1
Commercial Banks	1.0
Gas Utilities	1.0
Healthcare Equipment & Supplies	0.6

103.6
Options Written	— *
Other liabilities in excess of other assets	(3.6)

100.0%

*	Less than 0.05%.

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

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Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Written options outstanding, at value	$750

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options
Equity contracts	$79,498

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Written Options
Equity contracts	$23,250

For the six months ended April 30, 2010, the average premium received for written options was $8,000.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $11,666,813:
Unaffiliated investments (cost $206,427,000)	$231,096,147
Affiliated investments (cost $20,362,534 )	20,362,534
Cash	1,408,330
Receivable for Fund shares sold	3,830,763
Dividends and interest receivable	963,719
Receivable for investments sold	104,405
Prepaid expenses	728

Total assets	257,766,626

Liabilities
Payable to broker for collateral for securities on loan	12,284,442
Payable for Fund shares redeemed	2,006,117
Payable for investments purchased	217,635
Advisory fee payable	162,685
Accrued expenses	147,154
Distribution fee payable	93,050
Withholding tax payable	35,000
Affiliated transfer agent fee payable	31,957
Deferred directors’ fee	3,813
Written options outstanding, at value (premiums received $24,000)	750

Total liabilities	14,982,603

Net Assets	$242,784,023

Net assets were comprised of:
Common stock, at $.001 par value	$20,105
Paid-in capital in excess of par	260,812,912

260,833,017
Undistributed net investment income loss	(242,856)
Accumulated net realized loss on investments and foreign currency transactions	(42,491,823)
Net unrealized appreciation (depreciation) on investments and foreign currencies	24,685,685

Net Assets, April 30, 2010	$242,784,023

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($143,153,454 ÷ 11,660,596 shares of common stock issued and outstanding)	$12.28
Maximum sales charge (5.5% of offering price)	0.71

Offering price per share	$12.99

Class B:
Net asset value, offering price and redemption price per share ($8,151,156 ÷ 697,902 shares of common stock issued and outstanding)	$11.68

Class C:
Net asset value, offering price and redemption price per share ($51,208,713 ÷ 4,393,654 shares of common stock issued and outstanding)	$11.66

Class L:
Net asset value, offering price and redemption price per share ($18,189,338 ÷ 1,492,255 shares of common stock issued and outstanding)	$12.19

Class M:
Net asset value, offering price and redemption price per share ($8,169,012 ÷ 699,852 shares of common stock issued and outstanding)	$11.67

Class X:
Net asset value, offering price and redemption price per share ($6,175,675 ÷ 530,184 shares of common stock issued and outstanding)	$11.65

Class Z:
Net asset value, offering price and redemption price per share ($7,736,675 ÷ 630,578 shares of common stock issued and outstanding)	$12.27

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	17

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income	$4,557,377
Interest income	108,966
Affiliated income from securities lending, net	7,760
Affiliated dividend income	6,140
Foreign taxes withheld	(247,378)

Total income	4,432,865

Expenses
Advisory fee	774,209
Distribution fee—Class A	128,237
Distribution fee—Class B	28,688
Distribution fee—Class C	176,575
Distribution fee—Class L	45,000
Distribution fee—Class M	51,633
Distribution fee—Class X	37,680
Transfer agent’s fee and expenses (including affiliated of $59,500)	188,000
Custodian’s fees and expenses	44,000
Reports to shareholders	25,000
Registration fees	24,000
Audit fees	12,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance fees	1,000
Miscellaneous	5,894

Total expenses	1,559,916
Less: Advisory fee waivers and expense reimbursements	(44,645)

Net expenses	1,515,271

Net investment income	2,917,594

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,105,090
Foreign currency transactions	(5,181)

3,099,909

Net change in unrealized appreciation (depreciation) on:
Investments	20,211,818
Written options	23,250
Foreign currencies	(37,521)

20,197,547

Net gain on investments and foreign currencies	23,297,456

Net Increase In Net Assets Resulting From Operations	$26,215,050

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,917,594	$5,424,249
Net realized gain (loss) on investments and foreign currency transactions	3,099,909	(28,154,880)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,197,547	52,025,222

Net increase in net assets resulting from operations	26,215,050	29,294,591

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,088,496)	(590,362)
Class B	(140,922)	(38,103)
Class C	(872,261)	(274,873)
Class L	(519,712)	(206,801)
Class M	(258,494)	(249,769)
Class X	(184,495)	(133,216)
Class Z	(67,920)	(10)

Total Dividends	(5,132,300)	(1,493,134)

Fund share transactions (Note 4)
Net proceeds from shares sold	89,387,939	20,423,724
Net asset value of shares issued in reinvestment of dividends and distributions	4,727,442	1,409,556
Cost of shares redeemed	(17,408,978)	(26,916,228)

Increase (decrease) in net assets from Fund share transactions	76,706,403	(5,082,948)

Capital Contributions (Note 5)
Proceeds from regulatory settlement	5,611	—

Total increase in net assets	97,794,764	22,718,509

Net Assets
Beginning of period	144,989,259	122,270,750

End of period(a)	$242,784,023	$144,989,259

(a) Includes undistributed net investment income of	$—	$1,971,850

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Notes to Financial Statements

(Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2010, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”) (formerly Jennison Equity Income Fund). The investment objective of the Fund is long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by

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market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited) continued

the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an over the counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Repurchase Agreements: A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value,

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including accrued interest, of the securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLLC.

Advisory Fees and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitation
0.85% to $500 million;	0.85%	1.15%
0.80% next $500 million;
0.75% in excess of $1 billion

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Such contractual fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Funds are officers or directors of the Manager. The Funds pay no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Funds. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Fund compensate PIMS and ASMI a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended April 30, 2010, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares.

During the six months ended April 30, 2010, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
$418,235	$300	$9,330	$3,221	$2,934	$996

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Fund incurred approximately $38,100 in total

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

networking fees, of which approximately $1,600 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent fee’s and expenses in the Statement of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2010, PIM has been compensated approximately $2,900 for these services.

5. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Prudential Investments funds. Class X shares are closed to new purchases. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share.

For the six months ended April 30, 2010 the Fund received $5,611 related to settlement of regulatory proceedings involving allegations of improper trading. The amounts relating to an affiliate and third party were $2,709 and $2,902, respectively. The total amount is presented in the Fund’s statement of changes in net assets. The Fund was not involved in the proceedings or the calculation of the payment.

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Transactions in shares of capital were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	4,736,114	$56,554,098
Shares issued in reinvestment of dividends and distributions	240,338	2,832,641
Shares reacquired	(876,552)	(10,369,697)

Net increase (decrease) in shares outstanding before conversion	4,099,900	49,017,042
Shares issued upon conversion from Class B, Class M and Class X	626,163	7,428,279

Net increase (decrease) in shares outstanding	4,726,063	$56,445,321

Year ended October 31, 2009:
Shares sold	1,574,591	$15,407,901
Shares issued in reinvestment of dividends and distributions	71,554	552,250
Shares reacquired	(1,391,270)	(12,238,721)

Net increase (decrease) in shares outstanding before conversion	254,875	3,721,430
Shares issued upon conversion from Class B, Class M and Class X	1,485,293	13,281,873

Net increase (decrease) in shares outstanding	1,740,168	$17,003,303

Class B
Six months ended April 30, 2010:
Shares sold	308,621	$3,521,443
Shares issued in reinvestment of dividends and distributions	11,149	125,221
Shares reacquired	(58,688)	(660,297)

Net increase (decrease) in shares outstanding before conversion	261,082	2,986,367
Shares reacquired upon conversion into Class A	(4,754)	(54,222)

Net increase (decrease) in shares outstanding	256,328	$2,932,145

Year ended October 31, 2009:
Shares sold	133,883	$1,184,156
Shares issued in reinvestment of dividends and distributions	4,915	36,257
Shares reacquired	(65,742)	(537,845)

Net increase (decrease) in shares outstanding before conversion	73,056	682,568
Shares reacquired upon conversion into Class A	(3,047)	(26,885)

Net increase (decrease) in shares outstanding	70,009	$655,683

Class C
Six months ended April 30, 2010:
Shares sold	1,892,647	$21,639,742
Shares issued in reinvestment of dividends and distributions	69,290	777,247
Shares reacquired	(220,638)	(2,474,831)

Net increase (decrease) in shares outstanding	1,741,299	$19,942,158

Year ended October 31, 2009:
Shares sold	361,578	$3,353,254
Shares issued in reinvestment of dividends and distributions	34,904	256,782
Shares reacquired	(574,291)	(4,739,575)

Net increase (decrease) in shares outstanding	(177,809)	$(1,129,539)

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended April 30, 2010:
Shares sold	3,118	$35,383
Shares issued in reinvestment of dividends and distributions	43,304	505,145
Shares reacquired	(144,613)	(1,696,731)

Net increase (decrease) in shares outstanding	(98,191)	$(1,156,203)

Year ended October 31, 2009:
Shares sold	5,698	$56,942
Shares issued in reinvestment of dividends and distributions	26,126	200,584
Shares reacquired	(433,408)	(3,748,181)

Net increase (decrease) in shares outstanding	(401,584)	$(3,490,655)

Class M
Six months ended April 30, 2010:
Shares sold	5,447	$60,493
Shares issued in reinvestment of dividends and distributions	21,454	239,723
Shares reacquired	(105,835)	(1,178,580)

Net increase (decrease) in shares outstanding before conversion	(78,934)	(878,364)
Shares reacquired upon conversion into Class A	(393,076)	(4,426,257)

Net increase (decrease) in shares outstanding	(472,010)	$(5,304,621)

Year ended October 31, 2009:
Shares sold	12,484	$100,748
Shares issued in reinvestment of dividends and distributions	31,623	233,065
Shares reacquired	(434,412)	(3,502,770)

Net increase (decrease) in shares outstanding before conversion	(390,305)	(3,168,957)
Shares reacquired upon conversion into Class A	(1,154,160)	(9,804,921)

Net increase (decrease) in shares outstanding	(1,544,465)	$(12,973,878)

Class X
Six months ended April 30, 2010:
Shares sold	7,342	$81,297
Shares issued in reinvestment of dividends and distributions	16,297	181,767
Shares reacquired	(68,095)	(754,132)

Net increase (decrease) in shares outstanding before conversion	(44,456)	(491,068)
Shares reacquired upon conversion into Class A	(261,623)	(2,947,800)

Net increase (decrease) in shares outstanding	(306,079)	$(3,438,868)

Year ended October 31, 2009:
Shares sold	27,204	$230,831
Shares issued in reinvestment of dividends and distributions	17,753	130,608
Shares reacquired	(267,040)	(2,149,106)

Net increase (decrease) in shares outstanding before conversion	(222,083)	(1,787,667)
Shares reacquired upon conversion into Class A	(403,347)	(3,450,067)

Net increase (decrease) in shares outstanding	(625,430)	$(5,237,734)

28	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Six months ended April 30, 2010:
Shares sold	639,368	$7,495,483
Shares issued in reinvestment of dividends and distributions	5,432	65,698
Shares reacquired	(22,722)	(274,710)

Net increase (decrease) in shares outstanding	622,078	$7,286,471

Year ended October 31, 2009:
Shares sold	8,418	$89,892
Shares issued in reinvestment of dividends and distributions	1	10
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	8,416	$89,872

6. Tax Information

At October 31, 2009, for federal income tax purposes, the Fund had a capital loss carryforward of approximately $45,233,000 of which $2,829,000 expires in 2010, $18,315,000 expires in 2016 and $24,089,000 expires in 2017. As of October 31, 2009, approximately $9,574,000 of the capital loss carryforward was written off due to expiration. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 was as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Appreciation
$226,939,565	$30,784,743	$(6,265,627)	$24,519,116

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, mark-to-market of open passive foreign investment companies and investments in partnerships.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements

(Unaudited) continued

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2010, were $107,508,170 and $39,552,135, respectively.

Transactions in options written during the six months ended April 30, 2010, were as follows:

	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2009	—	—
Options written	$750	$24,000
Options expired	—	—
Options closed	—	—

Options outstanding at April 30, 2010	$750	$24,000

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the two banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2010.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

30	Visit our website at www.prudentialfunds.com

10. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential Jennison Equity Income Fund	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.86

Income from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investments	1.58

Total from investment operations	1.79

Less Dividends and Distributions:
Dividends from net investment income	(.37)
Distributions from net realized gains	—

Total dividends and distributions	(.37)

Capital Contributions	—	*

Net asset value, end of period	$12.28

Total Return(a)	16.62%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$143.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.45	%(d)
Net investment income	3.49	%(d)
For Class A, B, C, L, M, X, and Z shares:
Portfolio turnover rate	22	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class A
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.60	$19.47	$16.45	$13.99	$12.99

.44	.60	.66	.12	.13
1.93	(6.57)	3.02	2.36	1.00

2.37	(5.97)	3.68	2.48	1.13

(.11)	(.49)	(.66)	(.02)	(.13)
—	(4.41)	—	—	—

(.11)	(4.90)	(.66)	(.02)	(.13)

—	—	—	—	—

$10.86	$8.60	$19.47	$16.45	$13.99

28.09%	(39.46)%	22.72%	17.74%	8.72%

$75.3	$44.7	$59.3	$30.3	$14.8

1.40%	1.41%	1.40%	1.40%	1.41%
1.66%	1.50%	1.51%	1.49%	1.84%
4.79%	4.75%	3.83%	.78%	.78%

63%	66%	143%	36%	66%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.30

Income from investment operations:
Net investment income (loss)	.15
Net realized and unrealized gain (loss) on investments	1.51

Total from investment operations	1.66

Less Dividends and Distributions:
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Capital Contributions	—	*

Net asset value, end of period	$11.68

Total Return(a)	16.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.20	%(d)
Net investment income (loss)	2.71	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.22	$18.85	$15.89	$13.60	$12.63

.36	.49	.51	.01	— *
1.82	(6.31)	2.91	2.28	.98

2.18	(5.82)	3.42	2.29	.98

(.10)	(.40)	(.46)	—	(.01)
—	(4.41)	—	—	—

(.10)	(4.81)	(.46)	—	(.01)

—	—	—	—	—

$10.30	$8.22	$18.85	$15.89	$13.60

27.03%	(39.89)%	21.76%	16.84%	7.77%

$4.6	$3.1	$5.0	$4.1	$3.1

2.15%	2.16%	2.15%	2.15%	2.16%
2.41%	2.24%	2.26%	2.24%	2.59%
4.11%	3.98%	2.95%	.05%	(.04)%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.28

Income from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investments	1.51

Total from investment operations	1.66

Less Dividends and Distributions:
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Capital Contributions	—	*

Net asset value, end of period	$11.66

Total Return(a)	16.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$51.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.20	%(d)
Net investment income	2.73	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.20	$18.82	$15.87	$13.57	$12.61

.35	.49	.52	.01	.01
1.83	(6.30)	2.89	2.29	.96

2.18	(5.81)	3.41	2.30	.97

(.10)	(.40)	(.46)	—	(.01)
—	(4.41)	—	—	—

(.10)	(4.81)	(.46)	—	(.01)

—	—	—	—	—

$10.28	$8.20	$18.82	$15.87	$13.57

27.09%	(39.91)%	21.80%	16.95%	7.70%

$27.3	$23.2	$46.6	$46.7	$54.2

2.15%	2.16%	2.15%	2.15%	2.16%
2.41%	2.25%	2.26%	2.24%	2.59%
4.13%	3.96%	2.89%	.07%	.14%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.77

Income from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investments	1.58

Total from investment operations	1.76

Less Dividends and Distributions:
Dividends from net investment income	(.34)
Distributions from net realized gains	—

Total dividends and distributions	(.34)

Capital Contributions	—	*

Net asset value, end of period	$12.19

Total Return(a)	16.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.65	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.70	%(d)
Net investment income	3.17	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class L
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.55	$19.38	$16.37	$13.93	$12.96

.42	.57	.61	.08	.08
1.91	(6.54)	2.99	2.36	.98

2.33	(5.97)	3.60	2.44	1.06

(.11)	(.45)	(.59)	—	(.09)
—	(4.41)	—	—	—

(.11)	(4.86)	(.59)	—	(.09)

—	—	—	—	—

$10.77	$8.55	$19.38	$16.37	$13.93

27.73%	(39.63)%	22.43%	17.52%	8.19%

$17.1	$17.0	$35.5	$38.7	$46.3

1.65%	1.66%	1.65%	1.65%	1.66%
1.91%	1.75%	1.76%	1.74%	2.09%
4.69%	4.45%	3.37%	.57%	.67%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.30

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investments	1.51

Total from investment operations	1.65

Less Dividends and Distributions:
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Capital Contributions	—	*

Net asset value, end of period	$11.67

Total Return(a)	16.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.20	%(d)
Net investment income	2.61	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class M
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.22	$18.85	$15.89	$13.60	$12.63

.36	.49	.52	.01	.01
1.82	(6.31)	2.90	2.28	.97

2.18	(5.82)	3.42	2.29	.98

(.10)	(.40)	(.46)	—	(.01)
—	(4.41)	—	—	—

(.10)	(4.81)	(.46)	—	(.01)

—	—	—	—	—

$10.30	$8.22	$18.85	$15.89	$13.60

27.03%	(39.89)%	21.76%	16.84%	7.77%

$12.1	$22.3	$80.9	$117.6	$143.4

2.15%	2.16%	2.15%	2.15%	2.16%
2.41%	2.25%	2.26%	2.24%	2.59%
4.29%	3.90%	2.79%	.07%	.13%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.28

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investments	1.51

Total from investment operations	1.65

Less Dividends and Distributions:
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Capital Contributions	—	*

Net asset value, end of period	$11.65

Total Return(a)	16.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.20	%(d)
Net investment income	2.58	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class X
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005

$8.20	$18.81	$15.86	$13.57	$12.61

.36	.51	.52	.01	.01
1.82	(6.28)	2.89	2.28	.96

2.18	(5.77)	3.41	2.29	.97

(.10)	(.43)	(.46)	—	(.01)
—	(4.41)	—	—	—

(.10)	(4.84)	(.46)	—	(.01)

—	—	—	—	—

$10.28	$8.20	$18.81	$15.86	$13.57

27.09%	(39.74)%	21.74%	16.88%	7.70%

$8.6	$12.0	$27.8	$29.3	$41.0

2.15%	1.93%	2.15%	2.15%	2.16%
2.41%	2.02%	2.26%	2.24%	2.59%
4.24%	4.18%	2.87%	.07%	.13%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(e)		Year Ended October 31, 2009(e)	August 22, 2008(d) through October 31, 2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.87		$8.60	$11.89

Income from investment operations:
Net investment income	.23		.27	.13
Net realized and unrealized gain (loss) on investments	1.57		2.11	(3.42)

Total from investment operations	1.80		2.38	(3.29)

Less Dividends and Distributions:
Dividends from net investment income	(.40)		(.11)	—
Distributions from net realized gains	—		—	—

Total dividends and distributions	(.40)		(.11)	—

Capital Contributions	—	*	—	—

Net asset value, end of period	$12.27		$10.87	$8.60

Total Return(a)	16.72%		28.27%	(27.67)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.7		$— (c)	$—	(c)
Ratios to average net assets(f):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.15	%(b)	1.15%	1.03	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.20	%(b)	1.41%	1.03	%(b)
Net investment income	3.83	%(b)	2.44%	6.92	%(b)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Net assets were $724 and $92,360 on October 31, 2008 and October 31, 2009, respectively.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.005.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	13,556,974.754	278,465.438

Linda W. Bynoe	13,523,588.178	311,852.014

Michael S. Hyland	13,558,106.110	277,334.082

Douglas H. McCorkindale	13,542,681.683	292,758.509

Stephen P. Munn	13,562,696.978	272,743.214

Richard A. Redeker	13,556,041.236	279,398.956

Robin B. Smith	13,546,534.337	288,901.855

Stephen G. Stoneburn	13,554,288.157	281,152.035

Judy A. Rice	13,547,313.752	288,126.440

Scott E. Benjamin	13,553,013.884	282,426.308

*	Results are for all funds within the same investment company.

Prudential Jennison Equity Income Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Equity Income Fund
Share Class	A	B	C	L*	M**	X***	Z
NASDAQ	SPQAX	JEIBX	AGOCX	AGOAX	AGOBX	AXGOX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L865	74441L857	74441L840	74441L832

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Available for limited exchanges only.

MF203E2    0181275-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios, Inc. 10

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: June 24, 2010